Employee Benefit Plans (Consolidated Net Periodic Benefit Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plan [Member]
Components of net periodic pension and postretirement benefit expense:
Service cost	$ 25,406	$ 38,167	$ 20,497
Interest cost	12,163	14,907	9,865
Expected return on plan assets	(9,401)	(12,090)	(10,266)
Amortization of prior service cost (credit)	(181)	(181)	(181)
Amortization of net actuarial loss	5,489	9,763	5,622
Settlement	2,606	1,964	2,460
Net periodic expense (credit)	36,082	52,530	27,997
Other Postretirement Benefits [Member]
Components of net periodic pension and postretirement benefit expense:
Service cost	193	243	243
Interest cost	507	416	475
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	0	0	0
Amortization of net actuarial loss	331	589	749
Settlement	0	0	0
Net periodic expense (credit)	$ 1,031	$ 1,248	$ 1,467